CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 24,614	$ 1,040,199	$ 2,766	$ (754,376)	$ 313,203
Beginning balance, shares at Dec. 31, 2019	24,614,325
Common stock issued as compensation	$ 2,350	5,872,650			5,875,000
Common stock issued as compensation, shares	2,350,000
Foreign currency translation adjustment			(21,512)		(21,512)
Net loss				(7,211,817)	(7,211,817)
Ending balance, value at Dec. 31, 2020	$ 28,367	9,551,507	(18,746)	(7,966,193)	1,594,935
Ending balance, shares at Dec. 31, 2020	28,367,525
Common stock issued as compensation	$ 830	2,214,581			2,215,411
Common stock issued as compensation, shares	829,134
Foreign currency translation adjustment			(37,258)		(37,258)
Net loss				(12,896,105)	(12,896,105)
Ending balance, value at Dec. 31, 2021	$ 31,353	$ 18,914,227	$ (56,004)	$ (20,862,298)	$ (1,972,722)
Ending balance, shares at Dec. 31, 2021	31,351,953